LONG-TERM DEBT (Details) - Credit Facility [Member] - USD ($) $ in Millions		12 Months Ended
	Oct. 26, 2012	Dec. 31, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 430.0	$ 500.0
Maturity date	Oct. 31, 2017	Dec. 31, 2020
Repayment obligation		$ 0.0
Deferred financing costs		4.6
Drawn amount		$ 330.0	$ 447.0
Percentage of increase in margin for the period of waiver			2.00%
Maximum percentage of Adjusted Net Operating Earnings used to distribute dividends in first quarter of 2017			85.00%
Maximum percentage of Adjusted Net Operating Earnings used to distribute dividends in second quarter of 2017			75.00%